Summary of Collateral Covenants and Cross Default Provisions (Parenthetical) (Detail) (USD $)	12 Months Ended
Dec. 31, 2012
Revolving Credit Facility
Debt Instrument [Line Items]
Minimum unrestricted liquidity requirement	$ 3,000,000,000
Minimum ratio of appraised value of collateral	1.67
Amended Credit Facility
Debt Instrument [Line Items]
Minimum EBITDAR to sum of fixed charges	1.5
Minimum unrestricted cash balance	1,000,000,000
PBGC Notes
Debt Instrument [Line Items]
Public debt securities principal amount	$ 300,000,000
EETCs Secured by Spare Parts Inventory
Debt Instrument [Line Items]
Loan-to-collateral value ratio	75.00%
Senior Notes
Debt Instrument [Line Items]
collateral coverage ratio	1.5
Additional interest payment percentage to maintain collateral coverage ratio	2.00%
Senior series of equipment notes | EETCs Secured by Spare Parts Inventory
Debt Instrument [Line Items]
Loan-to-collateral value ratio	45.00%